ACQUISITIONS - Schedule of assets and liabilities recognized on the acquisition date (Details) - Nelson Sports Inc. $ in Millions	Sep. 01, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 24.5
Inventories	17.6
Other assets	4.1
Deferred tax liabilities	(0.3)
Other liabilities	(4.1)
Net identifiable assets acquired	41.8
Add: Goodwill	23.6
Net assets acquired	$ 65.4